POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Employer contribution	$ 5	$ 19
Employee contribution	25	28
Total contribution	$ 30	$ 47